Income Taxes (Details) - Schedule of Income Tax Benefit ¥ in Thousands, $ in Thousands	6 Months Ended
	Jun. 30, 2023 CNY (¥)	Jun. 30, 2023 USD ($)	Jun. 30, 2022 CNY (¥)
Schedule of Income Tax Benefit [Abstract]
Current tax expense	¥ 50		¥ 4,095
Deferred tax benefit	(19)		(323)
Total	¥ 31	$ 4	¥ 3,772